LOAN FACILITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Loan Facility [Abstract]
Disclosure of detailed information about borrowings [text block]
Total outstanding principal on loan facility	$445,776
Less: unamortized deferred financing	19,873
Total Loan Facility	$425,903
Less: current portion of loan facilty	33,287
Non-current loan facility	$392,616